SCHEDULE OF OTHER LONG TERM INVESTMENT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Equity assets received for providing consultation services	$ 800,000
Total other long-term investments	$ 800,000